Discontinued operations (Details Narrative) - Barings LLC [Member] £ in Thousands	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of transactions between related parties [line items]
Total consideration received	£ 19,000
Contingent payable	£ 6,000